Deferred Income - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current	$ 2,843,994	$ 5,191,654
Time and Bareboat Deferred Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current	$ 2,843,994	$ 5,191,654